Other Gains and Losses, Net (Tables)	12 Months Ended
Oct. 31, 2024
Other Income [Abstract]
Schedule of Other Gains and Losses, Net
	Year ended October 31,	Six months ended October 31,	Year ended April 30,
	2024	2023	2023	2022
	US$	US$	US$	US$
Net exchange (loss) gain	(222)	(356)	151	589
Recovery of accounts and other receivables written off	—	1	2	20
Gain on disposal of subsidiaries	37,222	14,697	—	—
	37,000	14,342	153	609